Business Segment Information (Summary Of Company's Reporting Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Operating revenues	$ 1,250,399	$ 1,321,674	$ 1,255,734
Depreciation and amortization	188,267	185,263	182,305
Tax benefit	31,566	48,044	37,742
Net income	59,524	77,968	64,049
Utility plant - net of depreciation	3,451,383	2,856,634	2,553,000
Capital expenditures	686,000	382,000	242,000
Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,250,000	1,322,000	1,256,000
Depreciation and amortization	188,000	185,000	182,000
Tax benefit	56,000	69,000	58,000
Net income	102,000	110,000	97,000
Utility plant - net of depreciation	3,451,000	2,857,000	2,553,000
Capital expenditures	686,000	382,000	242,000
Other Segments [Member]
Segment Reporting Information [Line Items]
Tax benefit	(25,000)	(21,000)	(20,000)
Net income	$ (42,000)	$ (32,000)	$ (33,000)